Deferred income	12 Months Ended
Dec. 31, 2020
Deferred income
Deferred income

12. Deferred income

The Group expects the deferred income to be recognized in the statement of comprehensive loss as follows:

	December 31, 2020	December 31, 2019
Within one year	86,481	165,389
Within two years	—	165,390
Total deferred income	86,481	330,779

The deferred income relates to a grant from Eurostars/Innosuisse described on the note 16 “other income”.